CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) (USD $)	Total	Ordinary shares	Treasury stock	Additional paid-in capital	Accumulated deficit	Statutory reserve	Accumulated other comprehensive income	Non-controlling interest
Balance at Dec. 31, 2010	$ 135,646,290	$ 40,519		$ 159,437,097	$ (27,190,994)	$ 967,521	$ 2,292,147	$ 100,000
Balance (in shares) at Dec. 31, 2010		405,192,257
Increase (Decrease) In Stockholders' Equity
Net loss attributable to Mecox Lane Limited shareholders	(33,223,661)				(33,223,661)
Statutory reserve come from/to deficit					(365)	365
Refund of issuance costs	15,418			15,418
Fraction shares repurchased in ADS conversion	(5)			(5)
Fraction shares repurchased in ADS conversion (in shares)		(30)
Share-based compensation	4,353,607			4,353,607
Foreign currency translation adjustments	3,909,408						3,909,408
Balance at Dec. 31, 2011	110,701,057	40,519		163,806,117	(60,415,020)	967,886	6,201,555	100,000
Balance (in shares) at Dec. 31, 2011		405,192,227
Increase (Decrease) In Stockholders' Equity
Net loss attributable to Mecox Lane Limited shareholders	(22,432,150)				(22,432,150)
Statutory reserve come from/to deficit					36,147	(36,147)
Repurchase of ordinary shares	(572,168)		(572,168)
Repurchase of ordinary shares (in shares)			(4,937,247)
Vesting of restricted shares		348		(348)
Vesting of restricted shares (in shares)		3,477,129
Exercise of stock options	9,331	6		9,325
Exercise of stock options (in shares)		58,317
Share-based compensation	2,119,171			2,119,171
Foreign currency translation adjustments	91,198						91,198
Balance at Dec. 31, 2012	89,916,439	40,873	(572,168)	165,934,265	(82,811,023)	931,739	6,292,753	100,000
Balance (in shares) at Dec. 31, 2012	403,790,426	408,727,673	(4,937,247)
Increase (Decrease) In Stockholders' Equity
Net loss attributable to Mecox Lane Limited shareholders	(26,610,291)				(26,610,291)
Statutory reserve come from/to deficit					(11,760)	11,760
Repurchase of ordinary shares	(701,196)		(701,196)
Repurchase of ordinary shares (in shares)			(6,118,658)
Retirement of treasury stock		(1,106)	1,273,364	(1,272,258)
Retirement of treasury stock (in shares)		(11,055,905)	11,055,905
Vesting of restricted shares		4,221		(4,221)
Vesting of restricted shares (in shares)		42,204,511
Share-based compensation	4,175,756			4,175,756
Foreign currency translation adjustments	1,408,045						1,408,045
Balance at Dec. 31, 2013	$ 68,188,753	$ 43,988		$ 168,833,542	$ (109,433,074)	$ 943,499	$ 7,700,798	$ 100,000
Balance (in shares) at Dec. 31, 2013	439,876,279	439,876,279